Subsidiaries - SMNC (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsidiaries
Current assets	$ 4,168,984	$ 3,683,753	$ 2,590,050
Non-current assets	7,749,467	6,431,525	4,525,297
Current liabilities	(1,906,779)	(1,980,900)	(1,767,191)
Non-current liabilities	(3,290,337)	(2,731,151)	(1,157,901)
Equity attributable to owners of the Company	5,168,960	4,150,674	3,729,856
Non-controlling interests	1,488,302	1,252,553	460,399
Revenue	3,101,175	2,914,180	2,236,415
Other income (expense)	44,957	177	31,594
Profit for the year	126,423	316,434	222,323
Profit (loss) attributable to owners	179,679	376,630	253,411
Profit (loss) attributable to the non-controlling interests	(53,256)	(60,196)	(31,088)
Total other comprehensive income	73,054	(51,330)	(7,603)
Total comprehensive loss attributable to owners	251,135	326,191	245,803
Total comprehensive loss attributable to the non-controlling interests	(51,658)	(61,087)	(31,083)
Total comprehensive income (loss) for the year	199,477	265,104	214,720
Net cash inflow (outflow) from operating activities	1,080,686	977,202	669,197
Net cash outflow from investing activities	(2,662,139)	(2,443,333)	(789,556)
Net cash (outflow) inflow from financing activities	1,271,591	2,614,778	537,078
Net increase in cash and cash equivalent	(309,862)	1,148,647	416,719
Semiconductor Manufacturing North China (Beijing) Corporation ("SMNC")
Subsidiaries
Current assets	1,559,016	1,103,214	381,640
Non-current assets	2,046,290	1,807,207	917,719
Current liabilities	(596,500)	(409,898)	(350,298)
Non-current liabilities	(315,718)	(327,995)	(123,626)
Net assets	2,693,088	2,172,528	825,435
Equity attributable to owners of the Company	1,368,498	1,102,825	453,989
Non-controlling interests	1,324,590	1,069,703	371,446
Revenue	471,174	243,715	4,721
Expense	(574,386)	(339,910)	(64,032)
Other income (expense)	23,389	(19,480)	2,430
Profit for the year	(79,823)	(115,675)	(56,881)
Profit (loss) attributable to owners	(40,710)	(59,807)	(31,285)
Profit (loss) attributable to the non-controlling interests	(39,113)	(55,868)	(25,596)
Other comprehensive income attributable to owners of the Company	0	0	0
Other comprehensive income attributable to the non-controlling interests	0	0	0
Total other comprehensive income	0	0	0
Total comprehensive loss attributable to owners	(40,710)	(59,807)	(31,285)
Total comprehensive loss attributable to the non-controlling interests	(39,113)	(55,868)	(25,596)
Total comprehensive income (loss) for the year	(79,823)	(115,675)	(56,881)
Dividends paid to non-controlling interests	0	0	0
Net cash inflow (outflow) from operating activities	188,115	(13,082)	(71,817)
Net cash outflow from investing activities	(820,606)	(1,627,788)	(173,535)
Net cash (outflow) inflow from financing activities	590,091	1,655,011	137,500
Net increase in cash and cash equivalent	$ (42,400)	$ 14,141	$ (107,852)